INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets
	December 31, 2025			December 31, 2024
	Carrying Amount	Accumulated Amortization	Net Book Value	Carrying Amount	Accumulated Amortization	Net Book Value
Customers relationships & Other	$8,734	$8,547	$187	$8,734	$8,468	$266
IP & Technology	7,019	5,958	1,061	7,019	5,605	1,414
Capitalized software development costs	15,213	10,670	4,543	13,017	9,059	3,958
	$30,966	$25,175	$5,791	$28,770	$23,132	$5,638